CONVERTIBLE DEBENTURES (Details) - The loss on extinguishment of debt - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Securities extinguished:
Less: deferred issuance costs	$ 19,156	$ 83,760
Convertible Debenture Due November 2016 [Member]
Securities extinguished:
Face value of convertible debenture converted	3,500,000
Plus: fair value of derivative liability	1,570,000
Net book value of converted debenture, accrued interest, derivative liability and warrant exchanged	3,818,534
Securities issued in conversion/exchange:
Subtotal of securities issued in conversion/exchange	6,034,641
(Loss) on conversion/exchange	(2,216,107)
Convertible Debenture Due November 2016 [Member] | Convertible Debenture [Member]
Securities issued in conversion/exchange:
Fair value of 100,800 shares of common stock issued, net (739,958 shares of Conversion Common Stock issued, less 639,158 shares exchanged for 3,500 shares of Series A Convertible Preferred Stock)	617,400
Fair value of 3,500 shares of Series A Convertible Preferred Stock (based on a stated value per share of $1,000 and a conversion rate of $4.73)	4,532,241
Fair value of warrant issued September 9, 2014	885,000
Long-term Debt [Member] | Convertible Debenture Due November 2016 [Member]
Securities extinguished:
Face value of convertible debenture converted	3,500,000
Less: debt discount	(1,684,801)
Less: deferred issuance costs	(7,739)
Plus: accrued interest	173,833
Plus: fair value of derivative liability	1,032,241
Plus: fair value of warrant exchanged in connection with the conversion	$ 805,000